Certain risks and concentration (Tables)	6 Months Ended
Jun. 30, 2020
Risks And Uncertainties [Abstract]
Schedule of Financial Information of VIEs Excluding Intercompany Items with Company's Subsidiaries
	As of
	December 31, 2019	June 30, 2020

Assets
Current assets
Cash and cash equivalents	1,654	2,569
Accounts receivable, net	4,328	4,592
Prepaid media costs	2,424	1,286
Other current assets	652	1,277
Total current assets	9,058	9,724

Non-current assets
Property and equipment, net	73	72
Intangible assets, net	494	394
Right-of-use assets	108	40
Total non-current assets	675	506

Total assets	9,733	10,230

Liabilities
Current liabilities
Accounts payable	27	3,460
Deferred revenue	866	551
Lease liabilities	86	44
Accrued liabilities and other current liabilities	1,802	1,417
Total current liabilities	2,781	5,472

Non-current liabilities
Deferred tax liabilities	187	166
Lease liabilities	25	—
Total non-current liabilities	212	166

Total liabilities	2,993	5,638

	For the six months ended June 30,
	2019	2020

Net revenues	8,468	10,406

Net loss	(147)	(1,221)

Net cash (used in)/provided by operating activities	(1,091)	915
Net (decrease)/increase in cash and cash equivalents	(1,091)	915

Schedule of Estimated Fair Values of Financial Assets and Liabilities
	Fair value measurements using
	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair Value

As of December 31, 2019
Convertible notes at fair value	—	—	49,008	49,008

As of June 30, 2020
Convertible notes at fair value	—	—	4,653	4,653
Derivatives liabilities	—	—	5,123	5,123
	—	—	9,776	9,776

Summary of Changes in Level 3 Instruments
	Convertible notes at fair value For the six months ended June 30,		Derivative liabilities For the six months ended June 30,

	2019	2020	2019	2020

Balance at beginning of period	34,837	49,008	—	—
New issuance of convertible notes	—	4,002	—
Conversion of convertible notes	(4,431)	(36,168)	—	—
Redemption of convertible notes		(15,196)	—	—
Fair value changes	1,992	3,007	—	5,123
Balance at end of period	32,398	4,653	—	5,123